Comprehensive Loss	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Comprehensive Loss

10. Comprehensive Loss

Comprehensive loss includes net loss and other comprehensive loss, which for the Company primarily comprised of unrealized holding gains and losses on the Company’s available-for-sale securities that are excluded from the accompanying condensed consolidated statements of operations in computing net loss and reported separately in shareholders’ equity (deficit). Comprehensive loss and its components are as follows (in thousands):

	Nine months ended September 30,
	2013	2012
Net loss	$(20,909)	$(5,683)
Other comprehensive loss:
Change in unrealized loss on available-for-sale securities	—	(1)

Comprehensive loss	$(20,909)	$(5,684)